UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.  Name and address of issuer:

         Mercury Funds, Inc.
         (Merrill Lynch International Fund) (formerly known as Mercury International Fund)
         800 Scudders Mill Road
         Plainsboro, NJ  08536

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2. The name of each series or class of securities for which this Form is filed:

    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Merrill Lynch International Fund series of Mercury Funds, Inc. There are other series of Mercury Funds, Inc. The offering of each series is separately registered under the Securities Act of 1933. Therefore, separate 24f-2 Forms will be filed for each series. This Form is being filed for all classes of shares of the Merrill Lynch International Fund.
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3.  Investment Company Act File Number:                   811-08797

    Securities Act File Number:                           333-56203

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4(a).  Last day of fiscal year for which this Form is filed:   May 31, 2002


4(b).  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

           Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form.

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5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24(f):                                 $113,484,106


    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                                $210,331,021

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:                                     $41,357,812


    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                   $251,688,833


    (v)   Net sales - if Item 5(i)is greater than
          Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:           $0


    (vi)  Redemption credits available for use
          in future years - if Item 5(i) is
          less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:           $(138,204,727)


    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                          x.000092


    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):     = $0


6.  Prepaid Shares

    If the response to Item 5(i) was determined by
    deducting an amount of securities that were
    registered under the Securities Act of 1933
    pursuant to rule 24e-2 as in effect before
    October 11, 1997, then report the amount of
    securities (number of shares or other units)
    deducted here:                                        0
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    If there is a number of shares or other units
    that were registered pursuant to rule 24e-2
    remaining unsold at the end of the fiscal year
    for which this form is filed that are available
    for use by the issuer in future fiscal years,
    then state that number here:                          0
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7.  Interest  due - if this Form is being filed
    more than 90 days after the end of the
    issuer's fiscal year (see Instruction D):                 +$0
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8.  Total of the amount of the registration fee
    due plus any interest due
    [line 5(viii) plus line 7]:                               =$0
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                               N/A
         Method of Delivery:

              [ ] Wire Transfer

              [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                              /s/ Donald C. Burke
                                                   -----------------------------
                                                           Donald C. Burke
                                                   Vice President and Treasurer

Date: August 26, 2002

* Please print the name and title of the signing officer below the signature.